ALLIANCE CAPITAL RESERVES

SEMI-ANNUAL REPORT
DECEMBER 31, 1996
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1996 (UNAUDITED)                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            COMMERCIAL PAPER-48.8%
            ABBEY NATIONAL
$  50,000   3/03/97                                5.31%     $49,550,125
            ABN AMRO N. AMERICAN FINANCE
   50,000   2/14/97                                5.38       49,671,222
   65,000   3/06/97                                5.58       64,355,200
            AKZO NOBEL, INC.
   15,000   3/20/97                                5.30       14,827,750
            ALLIANZ OF AMERICA FINANCE CORP.
   15,000   3/17/97 *                              5.32       14,833,750
   10,000   3/20/97 *                              5.45        9,881,917
            ASSOCIATES CORP. OF NORTH AMERICA
   65,000   1/29/97                                5.30       64,732,055
   25,000   3/12/97                                5.33       24,740,903
            BAYER, INC.
    1,000   3/19/97                                5.40          988,450
            BIL NORTH AMERICA, INC.
   17,000   2/18/97                                5.30       16,879,867
            BT SECURITIES INC.
   50,000   2/20/97                                5.32       49,630,556
   35,000   2/27/97                                5.32       34,705,183
            CAISSE D'AMORTISSEMENT
   85,000   2/06/97                                5.33       84,546,950
   30,000   3/10/97                                5.64       29,680,683
            CAISSE DES DEPOTS ET CONSIGNATIONS
   45,000   1/24/97                                5.36       44,845,900
            CARIPLO FINANCE, INC.
   40,000   3/20/97                                5.44       39,528,533
            CHIAO TUNG BANK CO., LTD.
   20,000   2/24/97                                5.42       19,837,400
   15,000   1/08/97                                5.47       14,984,046
            COMMONWEALTH BANK OF AUSTRALIA
   45,000   3/20/97                                5.40       44,473,500
            COPLEY FINANCING CORP.
   25,000   1/21/97 *                              5.44       24,924,445
    4,000   1/24/97 *                              5.50        3,985,944
            CREGEM NORTH AMERICA, INC.
   45,000   2/21/97                                5.30       44,662,125
   25,000   2/12/97                                5.31       24,845,125
            CS FIRST BOSTON
   37,000   2/07/97                                5.32       36,797,692
   27,500   1/31/97                                5.33       27,377,854
   26,000   2/10/97                                5.33       25,846,022
   44,000   2/11/97                                5.33       43,732,908
            EKSPORTFINANS
   45,000   3/19/97                                5.37       44,496,563
            ELECTRICITE DE FRANCE
   18,000   1/27/97                                5.31       17,930,970
            ELECTRICITY CORP. OF
            NEW ZEALAND, LTD.
   20,000   1/31/97                                5.40       19,910,000
            EMBARCADERO CENTER IIB
   13,250   1/16/97                                5.60       13,219,083
            EMBARCADERO CENTER IV
    7,000   1/22/97                                5.80        6,976,317
            EUREKA SECURITIZATION INC.
   25,000   2/27/97 *                              5.35       24,788,229
            FORD MOTOR CREDIT CORP.
   65,000   1/30/97                                5.30       64,722,486
   65,000   1/31/97                                5.30       64,712,917
  100,000   1/27/97                                5.31       99,616,500
            GENERAL ELECTRIC CAPITAL CORP.
   42,000   3/03/97                                5.59       41,602,178
   50,000   3/05/97                                5.64       49,506,500
   51,000   6/09/97                                5.69       49,718,328
            GENERALE BANK
   20,000   3/10/97                                5.35       19,797,889
            IMI FUNDING CORP.
    5,000   2/05/97                                5.32        4,974,139
   10,200   3/11/97                                5.35       10,095,407
            INDUSTRIAL BANK KOREA
    7,500   3/11/97                                5.40        7,422,375
   17,000   3/18/97                                5.45       16,804,405
    8,000   3/20/97                                5.50        7,904,667
            KINGDOM OF SWEDEN
   37,500   1/17/97                                5.30       37,411,667
   70,000   3/05/97                                5.30       69,350,750
   50,000   1/10/97                                5.38       49,932,750
   20,000   2/10/97                                5.38       19,880,444
            KOREAN DEVELOPMENT BANK
   49,000   2/25/97                                5.31       48,602,487
   14,680   1/27/97                                5.32       14,623,596
   20,000   2/10/97                                5.33       19,881,556
   40,300   2/27/97                                5.34       39,959,264
    2,500   2/13/97                                5.35        2,484,024


1



STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            KREDIETBANK N.A. FINANCE CORP.
$   5,500   2/28/97                                5.60%    $  5,450,378
            MERRILL LYNCH & CO., INC.
   60,000   3/20/97                                5.30       59,311,000
   44,000   2/06/97                                5.31       43,766,360
   25,000   2/12/97                                5.32       24,844,833
   44,000   1/24/97                                5.33       43,850,168
   50,000   2/13/97                                5.33       49,681,681
            MORGAN STANLEY GROUP, INC.
   65,950   2/11/97                                5.32       65,550,416
  107,500   2/12/97                                5.32      106,832,784
            NATIONAL AUSTRALIA FUNDING
    7,000   6/16/97                                5.37        6,826,668
            PHH CORP.
   20,000   1/15/97                                5.47       19,957,455
   36,500   1/28/97                                5.47       36,350,259
   54,000   1/31/97                                5.55       53,750,250
            ROSE FUNDING
   45,000   3/26/97 *                              5.40       44,433,000
   25,000   3/26/97 *                              5.45       24,682,083
   50,000   2/28/97 *                              5.62       49,547,278
            SIGMA FINANCE, INC.
   13,869   2/03/97 *                              5.35       13,800,984
   45,500   3/03/97 *                              5.37       45,085,988
            SVENSKA HANDELSBANKEN
   30,000   2/21/97                                5.30       29,774,750
            TASMANIAN PUBLIC FINANCE CORP.
   35,000   4/14/97                                5.35       34,464,257
            THAMES ASSET GLOBAL SECURITIZATION
   32,779   1/29/97 *                              5.35       32,642,603
            UNI FUNDING, INC.
   43,000   2/11/97                                5.30       42,740,447
   35,000   3/10/97                                5.35       34,646,306
   18,000   1/27/97                                5.38       17,930,060
   50,000   2/24/97                                5.38       49,596,500
            WMC FINANCE, LTD.
   35,000   1/22/97                                5.44       34,888,933

            Total Commercial Paper
            (amortized cost $2,741,597,037)                2,741,597,037

            CERTIFICATES OF DEPOSIT-34.7%
            ABN AMRO
   80,000   5.40%, 4/07/97                         5.39       80,002,095
   25,000   5.50%, 4/15/97                         5.47       24,998,274
            AMERICAN EXPRESS CENTURION BANK
   35,000   5.45%, 1/30/97                         5.45       35,000,000
            BANK OF TOKYO
   60,000   5.45%, 2/24/97                         5.45       60,000,000
   43,000   5.50%, 3/04/97                         5.50       43,000,000
   40,000   5.51%, 4/08/97                         5.51       40,000,000
  105,000   5.65%, 4/30/97                         5.65      105,000,000
            BARCLAYS BANK
   50,000   5.38%, 2/05/97                         5.37       50,000,844
            BAYERISCHE HYPOBANK
   85,000   5.39%, 3/05/97                         5.38       85,001,468
   25,000   5.65%, 3/14/97                         5.43       25,007,152
            BAYERISCHE VEREINSBANK
   75,000   5.41%, 2/21/97                         5.40       74,997,642
            CANADIAN IMPERIAL BANK OF COMMERCE
   90,000   5.37%, 2/28/97                         5.37       90,000,000
            COMMERZBANK
   45,000   5.36%, 1/15/97                         5.36       45,000,032
            DAI ICHI KANGYO BANK
   15,000   5.89%, 1/21/97                         5.88       15,000,083
            DEUTSCHE BANK
   50,000   5.39%, 4/09/97                         5.39       50,000,000
   44,000   5.41%, 4/08/97                         5.41       44,000,000
   20,000   5.48%, 1/03/97                         5.65       19,999,723
   24,000   5.53%, 4/02/97                         5.80       23,983,995
            DRESDNER BANK
   40,000   5.90%, 6/03/97                         5.90       40,000,000
            HESSISCHE LANDESBANK
   25,000   5.70%, 4/29/97                         5.80       24,992,044
            INDUSTRIAL BANK OF JAPAN
   45,000   5.61%, 1/03/97                         5.61       45,000,000
   35,000   5.93%, 1/21/97                         5.93       35,000,000
            NORINCHUKIN BANK
   35,000   5.46%, 2/07/97                         5.45       35,000,355
   25,000   5.46%, 2/18/97                         5.45       25,000,329
   45,000   5.53%, 4/07/97                         5.52       45,001,177
   25,000   5.55%, 1/15/97                         5.54       25,000,278
   46,000   5.57%, 4/11/97                         5.56       46,001,254
   50,000   5.63%, 4/23/97                         5.62       50,001,527
   50,000   5.64%, 4/18/97                         5.63       50,001,459


2



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            SANWA BANK
$  30,000   5.49%, 1/22/97                         5.48%    $ 30,000,173
   12,000   5.52%, 1/29/97                         5.52       12,000,000
   80,000   5.55%, 2/06/97                         5.54       80,000,686
            SOCIETE GENERALE N.A., INC.
   45,000   5.39%, 2/13/97                         5.37       45,000,891
   44,000   5.62%, 4/01/97                         5.41       44,001,516
   70,000   5.45%, 2/07/97                         5.44       70,000,833
   43,000   5.45%, 2/10/97                         5.46       42,999,884
   42,000   5.66%, 4/16/97                         5.50       41,993,657
   30,000   5.77%, 5/15/97                         5.52       30,005,856
            SUMITOMO BANK
   25,000   5.49%, 1/27/97                         5.49       25,000,000
   35,000   5.59%, 1/31/97                         5.59       35,000,000
   60,000   5.92%, 1/27/97                         5.92       60,000,000
            SVENSKA HANDELSBANKEN
   25,000   5.38%, 2/28/97                         5.50       24,994,466
            WESTPAC BANKING CORP.
   80,000   5.47%, 3/19/97                         5.46       80,001,688

            Total Certificates of Deposit
            (amortized cost $1,952,989,381)                1,952,989,381

            BANK OBLIGATIONS-4.7%
            BANK OF NEW YORK
   10,000   5.60%, 3/24/97                         5.79        9,992,488
            BANKERS TRUST
   47,000   5.63%, 2/05/97 FRN                     5.63       47,000,000
            FCC NATIONAL BANK OF WILMINGTON
   35,000   5.08%, 2/24/97                         5.38       34,964,273
            INTERAMERICAN DEVELOPMENT BANK
   12,746   6.75%, 2/14/97                         5.10       12,768,561
            MORGAN GUARANTY TRUST CO.
   60,000   5.38%, 11/14/97 FRN                    5.46       59,951,155
   55,000   5.50%, 1/08/97                         5.50       55,000,000
            WACHOVIA BANK
   45,000   5.44%, 1/03/97 FRN                     5.55       44,999,772

            Total Bank Obligations
            (amortized cost $264,676,249)                    264,676,249

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS-4.6%
            AID HOUSING GUARANTY PROJECT PORTUGAL
   12,500   5.92%, 12/01/16 FRN                    5.92       12,500,000
            FEDERAL FARM CREDIT BANK
   50,000   5.21%, 1/22/97 FRN                     5.25       49,998,891
   66,000   5.41%, 8/03/98 FRN                     5.46       65,950,865
            FEDERAL HOME LOAN BANK
   42,500   5.83%, 1/31/97 FRN                     5.27       42,519,142
            FEDERAL NATIONAL MORTGAGE ASSN.
   88,000   5.38%, 8/25/97 FRN                     5.42       87,978,021
            OVERSEAS PRIVATE INVESTMENT CORP.
      625   5.92%, 6/10/97 FRN                     5.92          625,000

            Total U.S. Government and
            Agency Obligations
            (amortized cost $259,571,919)                    259,571,919

            CORPORATE OBLIGATIONS-4.4%
            GOLDMAN SACHS GROUP L.P.
   20,000   5.54%, 1/15/97 FRN                     5.54       20,000,000
            J.P. MORGAN & CO., INC.
   88,000   5.39%, 8/15/97 FRN                     5.44       87,973,807
            MERRILL LYNCH & CO., INC.
   50,000   5.52%, 12/24/97 FRN                    5.54       49,990,513
            SALTS III CAYMAN ISLANDS CORP.
   40,000   5.68%, 1/23/97 *                       5.68       40,000,000
            TOYOTA MOTOR CREDIT CORP.
   35,000   5.00%, 2/26/97                         5.10       34,993,842
   16,000   5.55%, 3/20/97                         5.40       16,002,971

            Total Corporate Obligations
            (amortized cost $248,961,133)                    248,961,133


3



STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            PROMISSORY NOTES-4.0%
            GOLDMAN SACHS GROUP L.P.
$ 100,000   5.53%, 3/13/97 FRN                     5.53%  $  100,000,000
  123,000   5.63%, 2/14/97 FRN                     5.63      123,000,000

            Total Promissory Notes
            (amortized cost $223,000,000)                    223,000,000

            BANKERS ACCEPTANCE-0.7%
            INDUSTRIAL BANK OF JAPAN
   37,400   5.73%, 1/16/97                         5.73       37,310,708

            TOTAL INVESTMENTS-101.9%
            (amortized cost $5,728,106,427)               $5,728,106,427
            Other assets less liabilities-(1.9%)            (104,155,174)

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            5,624,657,703 shares outstanding)             $5,623,951,253


# All securities either mature or their interest rate changes in one year or less.

*  Restricted securities.

Glossary:
FRN - Floating Rate Note

See notes to financial statements.


4



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)        ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $144,604,787

EXPENSES
  Advisory fee (Note B)                              $12,375,949
  Distribution assistance and administrative
    service (Note C)                                   7,534,283
  Transfer agency (Note B)                             5,203,741
  Registration fees                                      606,765
  Custodian fees                                         334,434
  Printing                                               319,104
  Audit and legal fees                                    19,625
  Trustees' fees                                           9,016
  Miscellaneous                                           35,115
  Total expenses                                                     26,438,032
  Net investment income                                             118,166,755

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                          784

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $118,167,539


See notes to financial statements.


5



STATEMENTS OF CHANGES IN NET ASSETS                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                                 DEC. 31, 1996     YEAR ENDED
                                                  (UNAUDITED)    JUNE 30, 1996
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $  118,166,755   $  192,438,403
  Net realized gain (loss) on investments                 784          (46,151)
  Net increase in net assets from operations      118,167,539      192,392,252

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (118,166,755)    (192,438,403)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                           819,871,191    1,780,033,338
  Total increase                                  819,871,975    1,779,987,187

NET ASSETS
  Beginning of period                           4,804,079,278    3,024,092,091
  End of period                                $5,623,951,253   $4,804,079,278


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. GENERAL
Interest income is accrued as earned. Security transactions are recorded on a trade date basis. Realized gain (loss) from security transactions is recorded on the identified cost basis. It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1996. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $3,143,139 for the six months ended December 31, 1996.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1996, the distribution fee amounted to $6,609,469. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping and legal and compliance support. For the six months ended December 31, 1996, such payments by the Portfolio amounted to $924,814 of which $84,500 was paid to the Adviser.


7



NOTES TO FINANCIAL STATEMENTS (CONTINUED)             ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $707,234 of which $85,995 expires in 2001, $49,939 expires in 2002, $525,149 expires in 2003 and $46,151 expires in 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1996, capital paid-in aggregated $5,624,657,703. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                               DEC. 31, 1996        JUNE 30,
                                                (UNAUDITED)           1996
                                             ----------------  ----------------
Shares sold                                   12,178,083,221    21,097,386,036
Shares issued on reinvestments of dividends      118,166,755       192,438,403
Shares redeemed                              (11,476,378,785)  (19,509,791,101)
Net increase                                     819,871,191     1,780,033,338


8



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.

                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                 1996      --------------------------------------------------------------
                                             (UNAUDITED)       1996         1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period           $1.00          $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0225          .0471        .0447        .0255        .0266        .0438
Net realized gain on investments                  -0-            -0-          -0-          -0-       .0003        .0013
Net increase in net assets from
  operations                                   .0225          .0471        .0447        .0255        .0269        .0451

LESS: DISTRIBUTIONS
Dividends from net investment income          (.0225)        (.0471)      (.0447)      (.0255)      (.0266)      (.0438)
Distributions from net realized gains             -0-            -0-          -0-          -0-      (.0003)      (.0013)
Total dividends and distributions             (.0225)        (.0471)      (.0447)      (.0255)      (.0269)      (.0451)
Net asset value, end of period                 $1.00          $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on:
  net asset value (a)                           4.51%(b)       4.82%        4.57%        2.58%        2.73%        4.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $5,624         $4,804       $3,024       $2,417       $2,112       $1,947
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(b)       1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.00%(b)       1.00%        1.03%        1.03%        1.00%        1.00%
  Net investment income                         4.47%(b)       4.69%        4.51%        2.57%        2.65%        4.37%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.


9



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


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ALLIANCE CAPITAL RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Capital Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

CAPSR
ALC39PR07